Funds from securities issued	12 Months Ended
Dec. 31, 2017
Funds from securities issued [Abstract]
Funds from securities issued

33.  Funds from securities issued

a)   Composition by type of security issued and location

	R$ thousand
	On December 31
	2017	2016
Instruments Issued - Brazil:
Real estate credit notes	27,020,911	26,955,574
Agribusiness notes	10,973,682	9,116,292
Financial bills	93,570,141	108,512,908
Subtotal	131,564,734	144,584,774
Securities - Overseas:
Euronotes (1)	634,549	2,785,654
Securities issued through securitization - (item (b))	2,606,322	3,286,342
Subtotal	3,240,871	6,071,996
Structured Operations Certificates	368,485	445,168
Total	135,174,090	151,101,938

 (1)   Issuance of securities in the foreign market to fund customers' foreign exchange operations, export pre-financing, import financing and working capital financing, substantially in the medium and long terms.

b)   Securities issued through securitization

Since 2003, the Organization uses certain arrangements to optimize its activities of funding and liquidity management by means of an Specific Purpose Entity (SPE). This SPE, which is called International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payor.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Organization is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

We show below the amounts of the securities issued by the SPE, which appear in the “Funding from issuance of securities” line item:

	R$ thousand
	Date of Issue	Nominal amount	Maturity	On December 31
				2017	2016
Securitization of the future flow of payment orders received from abroad	06,3,2008	836,000	22,5,2017	-	87,183
	19,12,2008	1,168,500	20,2,2019	348,524	698,551
	17,12,2009	89,115	20,2,2020	49,594	74,487
	20,8,2010	307,948	21,8,2017	-	60,938
	29,9,2010	170,530	21,8,2017	-	34,810
	16,11,2011	88,860	20,11,2018	26,068	60,989
	16,11,2011	133,290	22,11,2021	139,678	177,095
	23,12,2015	390,480	21,11,2022	330,311	348,110
	23,12,2015	390,480	20,11,2020	318,934	348,662
	02,2,2016	889,725	22,2,2021	871,260	872,710
	30,3,2016	533,835	22,2,2021	521,953	522,807
Total		4,998,763		2,606,322	3,286,342

(1)    Prepaid.